UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

FORM 13F
FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [ x ]; Amendment Number: 1
This Amendment (Check only one.): [  ] is a restatement.
                                  [ x ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Meru Capital Group, LP
Address: 527 Madison Ave, 17 FL
         New York, NY  10022

13F File Number:  28-14303

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signing of Person Duly Authorized to Submit this Report:

Name:    Jonathan Barton
Title:   Chief Operating Officer
Phone:   212-546-6805
Signature, Place, and Date of Signing:

/s/    Jonathan Barton     New York, NY   May 16,2011

Report Type (Check only one.);

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  None

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  5

Form 13F Information Table Value Total:  $8,500
					 (thousands)


List of Other Included Managers:

No.  13F File Number    Name
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                                                      FORM 13F INFORMATION TABLE

                                                            VALUE     SHARES/ SH/   PUT/  INVST     OTHER   VOTING    AUTHORITY
NAME OF ISSUER                   TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN   CALL  DSCRETN   MANAGER SOLE      SHARED  NONE
------------------------------   ---------------- --------- -------- -------- ----  ----  --------- ----------------  ------  ----

CITIGROUP INC                    COM              172967101      3315   750000   SH PUT   SOLE                  750000
CITIGROUP INC                    COM              172967101      1105   250000   SH CALL  SOLE                  250000
CITIGROUP INC                    COM              172967101       499   112800   SH       SOLE                  112800
LYONDELLBASELL INDUSTRIES        N SHS - A -      N53745100       989    25000   SH       SOLE                   25000
NXP SEMICONDUCTORS N V           COM              N6596X109      2592    86500   SH       SOLE                   86500



